Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operations
1	Operations

Cosan Limited (“Cosan”) was incorporated in Bermuda on April 30, 2007. Cosan’s class A common shares are traded on the New York Stock Exchange, or “NYSE,” (ticker—CZZ). Mr. Rubens Ometto Silveira Mello is the ultimate controlling shareholder of Cosan. Cosan controls its subsidiaries Cosan S.A. and Cosan Logística S.A. (“Cosan Logística”) through a 60.25% and 72.50% interest, respectively. Cosan, Cosan S.A., Cosan Logística and its subsidiaries are collectively referred to as the “Company.”

In November 2016, Cosan S.A. and Shell International Petroleum Company Limited (“Shell”) executed amendments to certain agreements between them to remove the fixed date call options over Raízen Energia S.A. (“Raízen Energia”) and Raízen Combustíveis (“Raízen Combustíveis”) or the “Joint Ventures,” shares exercisable in 2021 and 2026, and replace them with certain call and put options exercisable by Shell or Cosan S.A. upon the occurrence of certain events including, among others: (i) fundamental breaches of the obligations provided for in the agreements governing the Joint Venture; (ii) breach of anticorruption laws, (iii) insolvency or bankruptcy of a party, (iv) change of control, and (v) in the event of the death or disability of Cosan S.A.’s current Chairman, Mr. Rubens Ometto Silveira Mello. Moreover, Cosan S.A. and Shell agreed to renew the existing lock-up period for five years from the date of the execution of the amendment, following which the parties may sell their shares in each of Raízen Energia and Raízen Combustíveis subject to compliance with certain preemption rights in each other’s favor.

On February 23, 2017, TPG VI Fundo de Investimento em Participações (“TPG”), a shareholder of Rumo, exercised its right to exchange 11,479,987 shares issued by Rumo for shares issued by Cosan S.A. pursuant to the shareholders’ agreement entered into in 2010, subsequently added, between Cosan Logística, TPG, GIF, Cosan S.A. and the Company. Cosan S.A. and GIF agreed to settle financially the stock replacement obligation through of payment of R$ 275,780 and the shares received were valued at fair value in the amount of R$ 97,924 and recorded as capital reserve.

On October 16, 2017, Shell Gas B.V., Integral Investments B.V. and Shell Brazil Holding B.V. (“Shell Brazil”) exercised their put option on the shares issued by Comgás S.A. against Cosan S.A., which transferred its 16.77% of Comgás S.A share capital to Cosan S.A and received from Cosan 17,187,937 shares issued by Cosan S.A. (4.21% share capital).

On December 21, 2017, there was a sale of credit rights related to the assets recorded in the statement of financial position and also the contingent assets in the amount of R$ 1,340,000 (“purchase price”), arising from certain lawsuits, aiming at condemning the Union as a result of the fixing of sugar and alcohol prices below their cost of production. The amount was received on January 31, 2018, as shown at statement of cash flows.

On March 19, 2018, the subsidiary CLE entered into an agreement with Exxon Mobil which grants the exclusive production, import, distribution and marketing rights in Brazil, Bolivia, Paraguay and Uruguay of lubricants and certain other related products under the Mobil brand until November 30, 2038. This agreement came into force on December 1, 2018.

On April 19, 2018, the Company submitted to the São Paulo Stock, Commodities and Futures Exchange (B3 S.A. – Brasil, Bolsa, Balcão), or “B3,” a proposal relating to the discontinuation of our Brazilian Depositary Receipts, or “BDRs,” program pursuant to the procedure set forth in the B3’s Issuer Guide (Manual do Emissor). Once completed, we will take the requisite steps to complete our deregistration with the Brazilian Securities Commission (Comissão de Valores Mobiliários), or “CVM,” and the delisting of our BDRs from the B3. The discontinuation of our BDR program is intended to reduce our regulatory costs and concentrate liquidity of the Company’s stock on the NYSE.

On April 20, 2018, the General Meeting approved the merger of Brado Holding S.A., Rumo Malha Norte Holding Ltda. and Tezza Consultoria de Negócios Ltda. by “Rumo”, so that the merged companies will be extinguished and “Rumo” will succeed the merged ones. This transaction serves the interest of the parties and their shareholders, generating benefits to the parties by providing administrative efficiency and reducing operating costs. In addition, the incorporation of PGT S.A. was approved by ALL Armazéns Gerais Ltda.

On April 24, 2018, Raízen Combustíveis and its subsidiary Raízen Argentina Holdings S.A.U. entered into a contract for the acquisition of Shell’s downstream business in Argentina through the acquisition of 100% of the shares issued by Shell Compañía Argentina de Petróleo S.A and Energina Compañía Argentina de Petróleo S.A. (“Shell Argentina”). The acquisition process was completed on October 1, 2018.

At May 31, 2018, Cosan through its subsidiary Cosan Lubes Investments Limited (“CLI”), acquired control of the companies TTA—SAS Techniques et Technologie Appliquées (“TTA”) in France and LubrigrupoII, S.A. (“LubrigrupoII”) in Portugal, in the amount of R$ 44,235 and R$ 11,339 respectively, generating an additional goodwill in the Lubricants segment of R$ 23,618 and R$ 6,856, respectively. The transferred consideration, net of cash received, totaled R$ 33,028 and R$ 10,044, respectively.

On June 30, 2018, the contingent consideration regarding the acquisition of Stanbridge Group Limited (“Stanbridge”) in November 2017 by the subsidiary Moove Lubricants Limited (“Moove Lubricants”) – previously known as “Comma Oil and Chemicals Limited,” was increased by R$ 31,726 (Note 10.2), due to the fulfillment of certain contractual conditions that resulted in an adjustment to the acquisition accounting.

Additionally, part of the purchase price was allocated in “Customer Relationship” at the amount of R$ 136,499 (Note 10.2), which represents a measurement period adjustment.

On August 7, 2018 BNDES approved financing in the amount of R$ 2,887,298, for the subsidiary Rumo S.A., to support investments in the concession of rail freight transportation. On December 27, 2018, the amount of R$ 799,999 was raised.

At December 20, 2018, Cosan through its subsidiary CLI, acquired control of the company Commercial Lubricants, LLC (d/b/a Metrolube) (“Metrolube”) in New York, United States of America, in the preliminary amount of R$ 112,858, generating an additional goodwill in the Moove segment of R$ 67,548. The transferred consideration, net of cash received, totaled R$ 112,858.

On December 21, 2018, the subsidiary CLI and CVC Fund VII (“CVC”) entered into an investment agreement in which there will be a contribution of R$ 562,000 through the issuance of new common shares representing approximately 30% of Moove’s capital. Of the total capital increase, Moove will receive R$ 434,000 on the closing of the transaction and up to approximately R$ 128,000 until 2021, if certain targets defined in the Investment Agreement are met, without any change in the ownership interest. On March 29, 2019, the transaction was concluded between CVC and CLI, with the completion of conditions precedent, including regulatory approvals, corporate restructuring and applicable bids and the amount of the R$ 434,000 was received.

As announced to the market, on August 2, 2018, the Civil Police of the State of Paraná launched on July 31, 2018, the Operation “Controlled Margin,” with the objective of collecting statements and obtaining documents from employees of fuel distributors operating in Paraná, including Raízen Combustíveis, on suspicion of possible practices to control the final price of fuel sold at retailers located in that region. On the same date, search and seizure warrants were executed and three of Raízen’s employees were temporarily arrested and on August 3, 2018, the court determined the release of them. To this moment, in view of the existing information, no irregular conduct may be attributed to Raízen or its employees. No complaints were filed against any employees of Raízen, and no court order was issued determining the freeze of any assets or funds in its bank accounts.

In addition, also on July 31, 2018, in connection with the so-called “Operação Dubai,” the Prosecution Office of the Federal District filed a complaint against, among other parties, Raízen and one employee on the grounds of alleged anticompetitive practice. In this context, the assessment of Raízen Combustíveis, on the basis of the information available, is that the above claims do not find factual and legal support. In an autonomous action and aiming to obtain indemnification for the damages potentially suffered by the civil society due to these conducts, the Prosecution Office filed a redress action in the face of all those involved, which is in the initial stage of the proceedings. There is an application for the blocking of assets and securities against, among others, Raízen Combustíveis, in the amount of R$ 120,000 which was not effected due to guarantees given in court. Both procedures are being defended and appealed to, since Raízen Combustíveis understands that there are no elements that constitute the responsibility of its or its representatives in the investigated practices.

There was no relevant update on this topic since the disclosure of the material fact up to the year ended December 31, 2018.

At the present date there is no definitive decision or material impact on the business.

However, if the operations prove to be true in the future, any penalties may have an effect on the future financial position, profit or loss from operation and cash flows of Raízen Combustíveis. Regarding to the financial statements of Raízen Combustíveis, it is currently not practicable to determine whether there is any probable loss arising from a present obligation in view of a past event or a reasonable measure regarding the possible provision for contingencies on this matter in this financial information, through interest in earnings of joint ventures.